SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Average interest rate, bank deposits in U.S. dollars	0.63%	1.32%
Average interest rate, bank deposits in NIS	0.00%	2.40%
Evogene shares held	232,292
Deferred revenue	$ 6,711
Severance expenses	294	252	257
Net gain on derivative transactions	$ 0	$ 0	$ 134
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares	6,271,819	6,170,554	5,722,251
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares	500,000	500,000	500,000
Exchange Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares	2,157,293	613,350